Authorised and issued share capital - Options Granted, WPP Share Option Plan 2015 (Detail)	12 Months Ended
	Dec. 31, 2020 shares ADRs £ / shares $ / ADRs	Dec. 31, 2019 shares
Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	20,447,140	25,105,815
WPP Share Option Plan 2015 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	17,940,725	20,397,150
WPP Share Option Plan 2015 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | ADRs	1,332,900
WPP Share Option Plan 2015 [member] | Exercise price group 1 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	14,875
Exercise price per share | £ / shares	£ 7.344
Exercise dates	2023 - 2027
WPP Share Option Plan 2015 [member] | Exercise price group 1 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | ADRs	364,225
Exercise dates	2023 - 2030
Exercise price per ADR | $ / ADRs	48.950
WPP Share Option Plan 2015 [member] | Exercise price group 2 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	3,109,225
Exercise price per share | £ / shares	£ 7.344
Exercise dates	2023 - 2030
WPP Share Option Plan 2015 [member] | Exercise price group 2 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | ADRs	229,810
Exercise dates	2021 - 2028
Exercise price per ADR | $ / ADRs	53.140
WPP Share Option Plan 2015 [member] | Exercise price group 3 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	10,500
Exercise price per share | £ / shares	£ 8.372
Exercise dates	2021 - 2025
WPP Share Option Plan 2015 [member] | Exercise price group 3 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | ADRs	287,790
Exercise dates	2022 - 2029
Exercise price per ADR | $ / ADRs	62.590
WPP Share Option Plan 2015 [member] | Exercise price group 4 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	1,920,375
Exercise price per share | £ / shares	£ 8.372
Exercise dates	2021 - 2028
WPP Share Option Plan 2015 [member] | Exercise price group 4 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | ADRs	180,155
Exercise dates	2020 - 2027
Exercise price per ADR | $ / ADRs	88.260
WPP Share Option Plan 2015 [member] | Exercise price group 5 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	12,375
Exercise price per share | £ / shares	£ 9.600
Exercise dates	2022 - 2026
WPP Share Option Plan 2015 [member] | Exercise price group 5 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | ADRs	150,955
Exercise dates	2020 - 2026
Exercise price per ADR | $ / ADRs	105.490
WPP Share Option Plan 2015 [member] | Exercise price group 6 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	2,336,975
Exercise price per share | £ / shares	£ 9.600
Exercise dates	2022 - 2029
WPP Share Option Plan 2015 [member] | Exercise price group 6 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | ADRs	119,965
Exercise dates	2018 - 2025
Exercise price per ADR | $ / ADRs	115.940
WPP Share Option Plan 2015 [member] | Exercise price group 7 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	10,375
Exercise price per share | £ / shares	£ 13.085
Exercise dates	2020 - 2024
WPP Share Option Plan 2015 [member] | Exercise price group 8 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	1,538,225
Exercise price per share | £ / shares	£ 13.085
Exercise dates	2020 - 2027
WPP Share Option Plan 2015 [member] | Exercise price group 9 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	37,625
Exercise price per share | £ / shares	£ 15.150
Exercise dates	2018 - 2022
WPP Share Option Plan 2015 [member] | Exercise price group 10 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	1,042,700
Exercise price per share | £ / shares	£ 15.150
Exercise dates	2018 - 2025
WPP Share Option Plan 2015 [member] | Exercise price group 11 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	5,125
Exercise price per share | £ / shares	£ 15.150
Exercise dates	2019 - 2025
WPP Share Option Plan 2015 [member] | Exercise price group 12 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	8,125
Exercise price per share | £ / shares	£ 17.055
Exercise dates	2019 - 2023
WPP Share Option Plan 2015 [member] | Exercise price group 13 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	1,229,725
Exercise price per share | £ / shares	£ 17.055
Exercise dates	2019 - 2026